UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [X]; Amendment Number: 1
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Verity and Verity, LLC
Address:  2015 Boundary Street
          Beaufort, SC 29902

Form 13F File Number:  028-14888

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William W. Verity
Title:    Managing Member/President/Director
Phone:    843.379.6661

Signature, Place, and Date of Signing:

    /s/ William W. Verity              Beaufort, SC                2/20/2012
    ---------------------              ------------                ---------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           72
                                         -----------

Form 13F Information Table Value Total:  $   102,921
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-11230                   ThomasPartners, Inc.


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
                COLUMN 1                  COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ------------------
                                                                                                                   VOTING AUTHORITY
                                          TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ------------------
             NAME OF ISSUER                CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
----------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ------
3m Company                                COM      88579Y101       1,759      21,525          Shared     1           0      0 21,525
A T & T Corp New                          COM      00206R102       1,976      65,348          Shared     1           0      0 65,348
Abbott Laboratories                       COM      002824100       2,409      42,845          Shared     1           0      0 42,845
Accenture Ltd Cl A                        Class A  G1151C101       1,005      18,875          Shared     1           0      0 18,875
Air Prod & Chemicals Inc                  COM      009158106         759       8,905          Shared     1           0      0  8,905
Altria Group                              COM      02209S103       1,978      66,726          Shared     1           0      0 66,726
American Express Company                  COM      025816109         718      15,227          Shared     1           0      0 15,227
Amern Financial Gp New                    COM      025932104         499      13,515          Sole                   0      0 13,515
Auto Data Processing                      COM      053015103         210       3,893          Shared     1           0      0  3,893
B C E Inc                                 COM      05534B760       2,085      50,046          Shared     1           0      0 50,046
Becton Dickinson & Co                     COM      075887109       1,364      18,252          Shared     1           0      0 18,252
Boardwalk Pipeline Ptnrs                  LP       096627104         828      29,933          Shared     1           0      0 29,933
Br Amer Tobacco Plc Adrf                  ADR      110448107         865       9,115          Shared     1           0      0  9,115
Chevron Corp.                             COM      166764100       2,508      23,569          Shared     1           0      0 23,569
Chubb Corporation                         COM      171232101       2,315      33,445          Shared     1           0      0 33,445
Cincinnati Financial Cp                   COM      172062101       1,726      56,661          Shared     1           0      0 56,661
Coca Cola Company                         COM      191216100       1,540      22,005          Shared     1           0      0 22,005
Colgate-Palmolive Co                      COM      194162103         654       7,080          Shared     1           0      0  7,080
Cullen Frost Bankers                      COM      229899109       1,247      23,577          Shared     1           0      0 23,577
Deere & Co                                COM      244199105         754       9,754          Shared     1           0      0  9,754
Diageo Plc New Adr                        ADR      25243Q205       2,379      27,210          Shared     1           0      0 27,210
Du Pont E I De Nemour&Co                  COM      263534109       1,789      39,080          Shared     1           0      0 39,080
Emerson Electric Co                       COM      291011104       1,837      39,423          Shared     1           0      0 39,423
Enbridge Energy Mgmt                      COM      29250X103       1,030      29,634          Shared     1           0      0 29,634
Enbridge Energy Ptnrs Lp                  LP       29250R106         331       9,970          Shared     1           0      0  9,970
Enterprise Prd Prtnrs Lp                  LP       293792107       1,747      37,659          Shared     1           0      0 37,659
Exxon Mobil Corporation                   COM      30231G102       2,229      26,299          Shared     1           0      0 26,299
Gallagher Arthur J & Co                   COM      363576109         350      10,475          Shared     1           0      0 10,475
General Dynamics Corp                     COM      369550108       1,871      28,177          Shared     1           0      0 28,177
Genuine Parts Co                          COM      372460105       2,656      43,392          Shared     1           0      0 43,392
Illinois Tool Works                       COM      452308109       1,786      38,240          Shared     1           0      0 38,240
Intel Corp                                COM      458140100       2,121      87,445          Shared     1           0      0 87,445
Intl Business Machines                    COM      459200101       2,470      13,435          Shared     1           0      0 13,435
Johnson & Johnson                         COM      478160104       2,053      31,312          Shared     1           0      0 31,312
Jp Morgan Exch Trad Note                  ETF      46625H365         742      19,034          Shared     1           0      0 19,034
Kimberly-Clark Corp                       COM      494368103       1,497      20,353          Shared     1           0      0 20,353
Kinder Morgan Energy Lp                   LP       494550106       1,649      19,412          Shared     1           0      0 19,412
Kinder Morgan Management                  COM      49455U100         694       8,844          Shared     1           0      0  8,844
Kon Philips Elec Nv Newf                  NY COM   500472303       1,052      50,210          Shared     1           0      0 50,210
Linn Energy                               LP       536020100         544      14,350          Shared     1           0      0 14,350
Lowes Companies Inc                       COM      548661107         728      28,698          Shared     1           0      0 28,698
Magellan Midstream Ptnrs                  LP       559080106       1,757      25,503          Shared     1           0      0 25,503
Mc Donalds Corp                           COM      580135101       1,748      17,422          Shared     1           0      0 17,422
Microsoft Corp                            COM      594918104       1,778      68,506          Shared     1           0      0 68,506
Natural Resource Ptnr Lp                  LP       63900P103         345      12,730          Shared     1           0      0 12,730
Northern TRUST Corp                       COM      665859104         931      23,475          Shared     1           0      0 23,475
Novartis A G Spon Adr                     ADR      66987V109       1,883      32,940          Shared     1           0      0 32,940
Nstar                                     COM      67019E107       1,463      31,152          Shared     1           0      0 31,152
Omnicom Group Inc                         COM      681919106       1,262      28,310          Shared     1           0      0 28,310
Parker-Hannifin Corp                      COM      701094104         953      12,495          Shared     1           0      0 12,495
Paychex Inc                               COM      704326107       1,812      60,165          Shared     1           0      0 60,165
Penn Virginia Res Ptnrs                   LP       707884102       1,070      41,921          Shared     1           0      0 41,921
Philip Morris Intl Inc                    COM      718172109       2,157      27,479          Shared     1           0      0 27,479
PowerShares ETF Tr-Intl Divid             ETF      73935X716         301      20,671          Shared     1           0      0 20,671
PPG Industries Inc                        COM      693506107       2,111      25,284          Shared     1           0      0 25,284
Procter & Gamble Co                       COM      742718109       2,095      31,409          Shared     1           0      0 31,409
Raytheon Company New                      COM      755111507       1,018      21,032          Shared     1           0      0 21,032
Reynolds American Inc                     COM      761713106       1,209      29,185          Shared     1           0      0 29,185
Siemens A G Adr                           ADR      826197501       1,611      16,853          Shared     1           0      0 16,853
Sunoco Logistics Ptnr Lp                  MLP      86764L108       1,437      36,468          Shared     1           0      0 36,468
Sysco Corporation                         COM      871829107       1,452      49,490          Shared     1           0      0 49,490
The Southern Company                      COM      842587107       1,849      39,950          Shared     1           0      0 39,950
Tortoise Egy Infrastruct                  COM      89147L100         848      21,195          Shared     1           0      0 21,195
Total S A Adr                             ADR      89151E109       1,668      32,645          Shared     1           0      0 32,645
United Parcel Service B                   COM      911312106       1,286      17,573          Shared     1           0      0 17,573
United Technologies Corp                  COM      913017109       1,751      23,963          Shared     1           0      0 23,963
V F Corporation                           COM      918204108       2,136      16,817          Shared     1           0      0 16,817
Verizon Communications                    COM      92343V104       1,398      34,840          Shared     1           0      0 34,840
Walgreen Company                          COM      931422109       1,030      31,150          Shared     1           0      0 31,150
Waste Management Inc Del                  COM      94106L109       1,922      58,768          Shared     1           0      0 58,768
Wells Fargo & Co New                      COM      949746101       1,575      57,157          Shared     1           0      0 57,157
Wgl Holdings Inc                          COM      92924F106         310       7,015          Shared     1           0      0  7,015